SUBSEQUENT EVENTS - Additional Information 2 (Details) R$ in Thousands				6 Months Ended	12 Months Ended
	Oct. 18, 2024 BRL (R$)	Jul. 16, 2024 BRL (R$)	Jul. 10, 2024 km Item m³	Jun. 30, 2024 BRL (R$)	Dec. 31, 2023 BRL (R$)	Sep. 16, 2024 BRL (R$)
Subsequent events
Acquisition consideration price					R$ 247,152
Cash transferred					135,000
Write-Off and Impairment Loss of Assets [Member] | Fixed assets, intangible assets and rights of use | Rumo Malha Sul S.A. [member]
Subsequent events
Impairment loss recognised				R$ 2,392,776
Provision for asset write-off					R$ 182,041
Major business combination [member] | Compass Dois LTDA [Member] | Compagas acquisition [member]
Subsequent events
Percentage of voting equity interests acquired (as a percent)						51.00%
Acquisition consideration price						R$ 962,125
Major business combination [member] | Compass Dois LTDA [Member] | Indirect | Compagas acquisition [member]
Subsequent events
Percentage of voting equity interests acquired (as a percent)			51.00%
Length of distribution network (in KM) | km			880
Number of customers served | Item			54,000
Number of municipalities served | Item			16
Distributed volume of natural gas per day | m³			821,000
Debentures issued | Debentures 11th issue [Member]
Subsequent events
Aggregate principal amount	R$ 2,500,000
Borrowings, Period of Frequency of Interest Accrual	6 months
Debentures issued | Debentures 11th issue, 1st series [Member]
Subsequent events
Aggregate principal amount	R$ 1,500,000
Interest, Index	DI rate plus a spread of 0.50% p.a.
Maturity	January 8, 2028
Debentures issued | Debentures 11th issue, 2nd series
Subsequent events
Aggregate principal amount	R$ 500,000
Interest, Index	DI rate plus a spread of 0.72% p.a.
Maturity	January 8, 2030
Debentures issued | Comgas [member] | Debentures 11th issue [Member]
Subsequent events
Aggregate principal amount		R$ 1,500,000
Borrowings, Period of Frequency of Interest Accrual		6 months
Debentures issued | Comgas [member] | Debentures 11th issue, 1st series [Member]
Subsequent events
Interest, Index		IPCA+ Treasury
Borrowings, Description of the Frequency Period of Interest Accrual		Semiannual
Maturity		July 15, 2034
Borrowings, term		10 years
Debentures issued | Comgas [member] | Debentures 11th issue, 1st series [Member] | Swap agreements (interest) [member]
Subsequent events
Interest, Index		99.05% of the CDI
Debentures issued | Comgas [member] | Debentures 11th issue, 2nd series
Subsequent events
Interest, Index		IPCA+ Treasury
Borrowings, Description of the Frequency Period of Interest Accrual		Semiannual
Maturity		July 15, 2039
Borrowings, spread to interest rate basis		0.10%
Borrowings, term		15 years
Debentures issued | Comgas [member] | Debentures 11th issue, 2nd series | Swap agreements (interest) [member]
Subsequent events
Interest, Index		99.95% of the CDI